Basic and diluted loss per share per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Basic and diluted loss per share per share

	December 31,
	2022	2021	2020
	£	£	£
Basic and Diluted loss for the year	(118,728,000)	(49,230,897)	(22,283,000)

	December 31,
	2022	2021	2020
	Number	Number	Number
Weighted average number of ordinary shares	122,119,635	49,876,081	30,576,900

	December 31,
	2022	2021	2020
	£	£	£
Basic and diluted loss per share (pence per share)	(0.97)	(0.99)	(0.73)